Leases (Tables)	12 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Components Of Net Investment In Sales-Type Leases

The components of our net investment in sales-type leases are as follows as of June 30, 2013 and 2012:

	June 30,
(in millions)	2013	2012
Future Minimum Lease Payments Receivable	$1,503	$1,539
Unguaranteed Residual Values	29	28
Unearned Income	(173)	(205)
Allowance for Uncollectible Minimum Lease Payments Receivable	(7)	(10)

Net Investment in Sales-Type Leases	1,352	1,352
Less: Current Portion	351	374

Net Investment in Sales-Type Leases, Less Current Portion	$1,001	$978

Future Minimum Lease Payments To Be Received Pursuant To Sales-Type Leases

Future minimum lease payments to be received pursuant to sales-type leases during the next five fiscal years and thereafter are as follows:

(in millions)	2014	2015	2016	2017	2018	Thereafter	Total
Minimum Lease Payments	$474	$433	$322	$199	$72	$3	$1,503

Products Under Operating Leases

Products under operating leases, included in the consolidated balance sheet, consisted of the following at June 30, 2013 and 2012:

	June 30,
(in millions)	2013	2012
Products	$94	$86
Allowance for Depreciation	(60)	(48)

	$34	$38

Future Minimum Lease Payments To Be Received Pursuant To Operating Leases

Future minimum lease payments to be received pursuant to operating leases during the next five fiscal years and thereafter are as follows:

(in millions)	2014	2015	2016	2017	2018	Thereafter	Total
Future Lease Payments	$36	$25	$20	$9	$5	$1	$96